Property and Equipment - Schedule Of Property Plant And Equipment (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 40,346	$ 37,177	$ 36,001
Less accumulated depreciation	(21,145)	(18,560)	(26,815)
Property and equipment, net	19,201	18,617	9,186
Computer Equipment And Software Furniture And Fixtures And Test Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	37,427	34,268	33,276
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,919	$ 2,909	$ 2,725